Long-Term Prepaid Expenses (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Long-Term Prepaid Expenses [Line Items]
Lease Term	45 years		45 years
Amortization of long-term prepaid expenses	$ 40,779	$ 41,324	$ 81,811	$ 83,575
Land Use Rights [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee			1,400,000
Public Infrastructures [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee			$ 8,200,000